Business Combination (Details Narrative)	Jan. 11, 2026 USD ($) shares
D Boral A R C Merger Corporation [Member]
Share newly issued of common stock | $	$ 500,000,000
Share newly issued of common stock, shares | shares	50,000,000
D Boral A R C Merger Corp [Member]
Share newly issued of common stock | $	$ 500,000,000
Share newly issued of common stock, shares | shares	50,000,000